Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Interest and similar income:
Interest income on cash and central bank balances	[1]	€ 1,860	€ 1,070		€ 433
Interest income on interbank balances (w/o central banks)	[1]	223	245		252
Central bank funds sold and securities purchased under resale agreements	[1]	221	292		359
Interest income on financial assets available for sale			1,083	[1]	1,313	[1]
Dividend income on financial assets available for sale			88	[1]	205	[1]
Loans	[1]	12,992	12,004		12,311
Interest income on securities held to maturity			68	[1]	67	[1]
Other	[1]	497	1,406		1,417
Total Interest and similar income from assets at amortized cost	[1]	15,793	16,256		16,357
Interest income from assets at fair value through other comprehensive income		1,014
Total Interest and similar income not at fair value through profit or loss	[1]	16,807	16,256		16,357
Financial assets at fair value through profit or loss	[1]	7,985	7,286		8,786
Total interest and similar income	[2]	24,793	23,542	[3]	25,143	[3]
Interest expense:
Interest-bearing deposits	[1]	3,122	2,833		2,583
Central bank funds purchased and securities sold under repurchase agreements	[1]	379	431		255
Other short-term borrowings	[1]	139	135		179
Long-term debt	[1]	1,981	1,795		1,759
Trust preferred securities	[1]	234	413		437
Other	[1]	1,923	1,500		1,083
Total Interest expense not at fair value through profit or loss	[1]	7,778	7,107		6,295
Financial liabilities at fair value through profit or loss	[1]	3,822	4,058		4,141
Total interest expense		11,601	11,164		10,436
Net interest income		€ 13,192	€ 12,378		€ 14,707

[1]	Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. EUR550million and EUR493million for year ended December 31, 2017 and 2016 were restated.
[2]	Interest and similar income included EUR16.8billion for the year ended December31, 2018 calculated based on effective interest method.
[3]	Interest and similar income included EUR16.8billion for the year ended December31, 2018 calculated based on effective interest method.